Feb. 20, 2026
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Investment Objective
The Invesco Bloomberg Financial Data Providers ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg Financial Data Providers Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%

Other Expenses	None

Total Annual Fund Operating Expenses	0.35

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$444

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities, including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the companies that, in the view of the Index Provider, provide essential services and technologies to the global financial system utilizing research from Bloomberg Intelligence (“BI”) (an affiliate of the Index Provider) and industry classifications pursuant to the Bloomberg Industry Classification Standard (“BICS”).
To be eligible for inclusion in the Underlying Index, a security must (i) be part of the Bloomberg developed markets universe (which as of the date of this prospectus, consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland, Sweden, the United Kingdom and the United States); (ii) be classified by the Index Provider pursuant to BICS as a “financial information services” company or a “security & commodity exchanges” company, or be classified by BI as a “enterprise fintech” company within BI’s capital markets category; (iii) qualify as a large-, mid-, or small capitalization company based on metrics developed by the Index Provider; (iv) have minimum free float market capitalization of $500 million; and (v) have a minimum 90-day average daily value traded of $5 million. Security types eligible for inclusion in the Underlying Index include common stocks and depositary receipts that represent securities in the Underlying Index. The Underlying Index may contain developed market securities that trade on non-U.S. exchanges and are denominated in non-U.S. dollar currencies. Tracking stocks are also eligible for inclusion in the Underlying Index.
The Underlying Index is a modified market capitalization-weighted index, where the weight of a security is based on the number of securities selected for inclusion in the Underlying Index and issuer free float market capitalization.
As of December 31, 2025, the Underlying Index was comprised of 33 securities with market capitalizations ranging from $1.59 billion to $1.73 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the financial data providers industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2020	48.72%
Worst Quarter	March 31, 2020	-40.30%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	11/1/2011	6.10%	8.47%	6.90%
Return After Taxes on Distributions		5.41%	7.76%	6.24%
Return After Taxes on Distributions and Sale of Fund Shares		4.06%	6.59%	5.44%

Bloomberg Financial Data Providers Index (reflects no deduction for fees, expenses or taxes)(1)		N/A	N/A	N/A

KBW Nasdaq Regional Banking™ Index (reflects no deduction for fees, expenses or taxes)(1)		6.50%	8.84%	7.25%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.88%	14.42%	14.82%

(1) Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from KBW Nasdaq Regional Banking Index to Bloomberg Financial Data Providers Index. Prior to its commencement date of December 16, 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund’s performance would have been different.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.